SCHEDULE 1 STATEMENT OF COMPREHENSIVE INCOME (LOSS) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Net loss	$ (80,497,296)	$ (56,096,366)	$ (50,609,081)
Foreign currency translation adjustments, net of tax impact of nil for 2013, 2014and 2015	(2,357,383)	(269,475)	584,066
Comprehensive loss	(82,995,883)	(56,258,118)	(50,061,888)
Parent Company [Member]
Net loss	(77,399,094)	(56,495,229)	(50,609,081)
Foreign currency translation adjustments, net of tax impact of nil for 2013, 2014and 2015	(5,596,789)	237,111	547,193
Comprehensive loss	$ (82,995,883)	$ (56,258,118)	$ (50,061,888)